COMMITMENTS AND CONTINGENCY	6 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCY
COMMITMENTS AND CONTINGENCY

NOTE 25. COMMITMENTS AND CONTINGENCY

(a)   Contingency

The Labor Contract Law of the PRC requires employers to assure the liability of severance payments if employees are terminated and have been working for the employers for at least two years prior to January 1, 2008. The employers will be liable for one month of severance pay for each year of the service provided by the employees. As of December 31, 2019, the Company estimated its severance payments of approximately ¥3.4 million ($0.5 million) which has not been reflected in its unaudited condensed consolidated financial statements, because management cannot predict what the actual payment, if any, will be in the future.

(b)   Purchase commitment

The total future minimum purchase commitment under the non-cancellable purchase contracts as of December 31, 2019 are payable as follows:

Year ending December 31,	Minimum purchase commitment
2020	¥2,093,010	$300,375
Thereafter	—	—
Total minimum payments required	¥2,093,010	$300,375